Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Net operating losses		$ 7,789,555
Net operating losses carryovers, expiration date		Dec. 31, 2036
Tax provisions reduction, description		The reduction of the corporate income tax rate from the current 33.99% to 29.58% in 2018 and 2019 and 25% from 2020. Additionally, the use of net operating losses which could previously offset 100% of taxable income is now limited to offset only 70% of taxable income.
Effective income tax rate		34.00%	40.00%
Belgium corporate income tax		33.00%
Crisis tax		3.00%
Implying an effective rate		33.99%
Income tax provision (benefit) at the U.S. statutory rate		34.00%	34.00%
Deferred tax expense		$ 1,202,000
Maximum [Member]
Income Taxes (Textual)
Belgium corporate income tax		34.00%
Income tax provision (benefit) at the U.S. statutory rate		35.00%
Federal corporate tax rate	35.00%
Minimum [Member]
Income Taxes (Textual)
Belgium corporate income tax		25.00%
Income tax provision (benefit) at the U.S. statutory rate		21.00%
Federal corporate tax rate	21.00%